UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2006

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		05/15/2006
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: 1,291,719,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Alpha Natural Resources Inc			COM			02076X102	9,367 		404,800 	x								 404,800
American Elec Pwr Inc				COM			025537101	105,102 	3,089,417 	x								 3,089,417
American Oriental BioengR In			COM			028731107	653 		126,600 	x								 126,600
CF Inds Hldgs Inc				COM			125269100 	6,922 		407,400 	x								 407,400
ChipMos Tech Bermuda Ltd			SHS			G2110R106	358 		50,000 		x								 50,000
Cisco Sys Inc					COM			17275R102	219,409 	10,125,000 	x								 10,125,000
Dendrite Intl Inc				COM			248239105 	341 		25,000 		x								 25,000
Hudson City Bancorp				COM			443683107 	5,981 		450,000 	x								 450,000
International Business Machs			COM			459200101 	26,547 		321,900 	x								 321,900
Kindred Healthcare Inc				*W EXP 04/20/200	494580111 	1,372 		67,600 		x				 				 67,600
Kindred Healthcare Inc				*W EXP 04/20/200	494580129 	11,455 		675,000 	x				 				 675,000
Massey Energy Corp				COM			576206106 	26,089 		723,300 	x								 723,300
MGP Ingredients Inc				COM			55302G103	1,409 		87,000 		x								 87,000
Microsoft Corp					COM			594918104 	258,495 	9,500,000 	x								 9,500,000
Microsoft Corp					CALL			594918904 	500 		20,000 		x								 20,000
Mirant Corp New					COM			60467R100	33,427 		1,337,086 	x								 1,337,086
Motorola Inc					COM			620076109 	50,402 		2,200,000 	x								 2,200,000
NS Group Inc					COM			628916108 	101 		2,200 		x								 2,200
NTL Inc New					*W EXP 01/10/201	62941W119	119 		237,059 	x								 237,059
Oracle Corp					COM			68389X105	482,573 	35,250,000 	x								 35,250,000
Owens Ill Inc					COM NEW			690768403 	608 		35,000 		x								 35,000
Owens Ill Inc					PUT			690768953 	5 		350 		x								 350
Pope & Talbot Inc				COM			732827100 	3,839 		564,568 	x								 564,568
Sprint Nextel Corp				COM FON			852061100 	25,840 		1,000,000 	x								 1,000,000
Symantec Corp					COM			871503108 	12,592 		748,200 	x								 748,200
UAL Corp					COM NEW			902549807 	6,588 		164,996 	x								 164,996
Williams Cos Inc Del				COM			969457100 	1,626 		76,000 		x								 76,000


